Cover	Jan. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 25, 2023
Entity Registrant Name	Berry Corporation (bry)
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38606
Entity Tax Identification Number	81-5410470
Entity Address, Address Line One	16000 N. Dallas Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	661
Local Phone Number	616-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001705873
Amendment Flag	false
Current Fiscal Year End Date	--12-31